CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ 7,282,560	$ (17,900,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(10,036,098)	16,902,902
Interest earned on investments held in Trust Account	(50,175)	(105,431)
Changes in operating assets and liabilities:
Prepaid expenses	48,360	(275,652)
Accrued expenses	2,484,340	208,129
Net cash used in operating activities	(271,013)	(454,858)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(334,215,700)
Net cash used in investing activities		(334,215,700)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		327,531,386
Proceeds from sale of Private Placement Warrants		9,700,000
Payment of offering costs	(17,000)	(287,780)
Net cash used in financing activities	(17,000)	336,916,356
Net Change in Cash	(288,013)	2,245,798
Cash - Beginning of period	2,245,798	0
Cash - Ending of period	1,957,785	2,245,798
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption		299,918,250
Change in value of Class A common stock subject to possible redemption	$ 7,282,560	(17,082,450)
Deferred underwriting fee payable		11,697,550
Deferred offering costs included in accrued offering costs		126,000
Deferred offering costs paid through promissory note - related party		$ 52,250